SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost	$ 795	$ 810	$ 581
Amortization of right-of-use assets	521	543	478
Interest on lease liabilities	24	81	156
Total lease cost	$ 1,340	$ 1,434	$ 1,215